NATIONWIDE VA

SEPARATE

ACCOUNT-A

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VA Separate Account-A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Series: Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVB	177,746	$1,328,868	$1,699,254	$-	$1,699,254	$43	$1,699,211	$1,699,211	$-	$1,699,211
FEIP	1,560	35,596	40,783	-	40,783	38	40,745	40,745	-	40,745
FGP	158,848	10,846,676	16,270,815	2,212	16,273,027	-	16,273,027	16,115,434	157,593	16,273,027
MTRS	1,381	28,095	38,377	-	38,377	28	38,349	38,349	-	38,349
GBF	80,751	895,467	877,763	-	877,763	20	877,743	877,743	-	877,743
NVOLG1	50,335	900,052	1,209,561	3	1,209,564	-	1,209,564	1,209,564	-	1,209,564
SAM	287,650	287,650	287,650	-	287,650	2	287,648	287,648	-	287,648
TRF	276,852	4,053,467	7,535,922	319	7,536,241	-	7,536,241	7,488,454	47,787	7,536,241
AMCG	66,594	1,857,465	2,686,390	247	2,686,637	-	2,686,637	2,649,906	36,731	2,686,637

Total (unaudited)			$30,646,515	$2,781	$30,649,296	$131	$30,649,165	$30,407,054	$242,111	$30,649,165

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ACVB	FEIP	FGP	MTRS	GBF	NVOLG1	SAM
Reinvested dividends	$87,764	11,965	727	-	664	14,838	5,303	-
Mortality and expense risk charges (note 2)	(421,993)	(21,855)	(531)	(238,378)	(517)	(11,879)	(15,171)	(5,241)

Net investment income (loss)	(334,229)	(9,890)	196	(238,378)	147	2,959	(9,868)	(5,241)

Realized gain (loss) on investments	3,840,154	42,852	49	3,161,122	224	(2,916)	16,480	-
Change in unrealized gain (loss) on investments	(2,139,609)	112,033	3,185	(2,946,635)	2,130	(32,690)	255,294	-

Net gain (loss) on investments	1,700,545	154,885	3,234	214,487	2,354	(35,606)	271,774	-

Reinvested capital gains	4,289,103	77,282	4,237	3,578,180	1,769	-	20,550	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,655,419	222,277	7,667	3,554,289	4,270	(32,647)	282,456	(5,241)

Investment Activity*:	TRF	AMCG
Reinvested dividends	$54,267	-
Mortality and expense risk charges (note 2)	(92,561)	(35,860)

Net investment income (loss)	(38,294)	(35,860)

Realized gain (loss) on investments	447,346	174,997
Change in unrealized gain (loss) on investments	588,609	(121,535)

Net gain (loss) on investments	1,035,955	53,462

Reinvested capital gains	320,950	286,135

Net increase (decrease) in contract owners’ equity resulting from operations	$1,318,611	303,737

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ACVB		FEIP		FGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(334,229)	(211,288)	(9,890)	(2,552)	196	127	(238,378)	(172,539)
Realized gain (loss) on investments	3,840,154	820,203	42,852	24,786	49	(59)	3,161,122	538,155
Change in unrealized gain (loss) on investments	(2,139,609)	4,017,171	112,033	51,924	3,185	259	(2,946,635)	3,362,812
Reinvested capital gains	4,289,103	2,040,987	77,282	50,533	4,237	1,312	3,578,180	1,317,791

Net increase (decrease) in contract owners’ equity resulting from operations	5,655,419	6,667,073	222,277	124,691	7,667	1,639	3,554,289	5,046,219

Equity transactions:
Purchase payments received from contract owners (note 4)	3,319,735	19,968	2,500	1,000	-	-	12,055	5,611
Transfers between funds	-	-	(6,064)	(135,404)	-	-	(35,011)	(432,926)
Redemptions (notes 2, 3, and 4)	(8,873,108)	(1,571,975)	(142,084)	(44,045)	-	(10)	(4,230,968)	(307,451)
Adjustments to maintain reserves	1,043	3,121	(47)	16	(9)	7	1,153	2,036

Net equity transactions	(5,552,330)	(1,548,886)	(145,695)	(178,433)	(9)	(3)	(4,252,771)	(732,730)

Net change in contract owners’ equity	103,089	5,118,187	76,582	(53,742)	7,658	1,636	(698,482)	4,313,489
Contract owners’ equity at beginning of period	30,546,076	25,427,889	1,622,629	1,676,371	33,087	31,451	16,971,509	12,658,020

Contract owners’ equity at end of period	$30,649,165	30,546,076	1,699,211	1,622,629	40,745	33,087	16,273,027	16,971,509

CHANGE IN UNITS:
Beginning units	497,065	530,562	62,497	71,711	553	553	119,300	126,346
Units purchased	257,306	75,588	1,696	1,743	-	-	-	-
Units redeemed	(332,273)	(109,085)	(6,916)	(10,957)	-	-	(25,371)	(7,046)

Ending units	422,098	497,065	57,277	62,497	553	553	93,929	119,300

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MTRS		GBF		NVOLG1		SAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$147	278	2,959	6,536	(9,868)	(477)	(5,241)	(6,425)
Realized gain (loss) on investments	224	152	(2,916)	(12,015)	16,480	24,835	-	-
Change in unrealized gain (loss) on investments	2,130	1,355	(32,690)	49,441	255,294	63,720	-	-
Reinvested capital gains	1,769	823	-	-	20,550	121,049	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,270	2,608	(32,647)	43,962	282,456	209,127	(5,241)	(6,425)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	195	-	-	3,279,703	2,400
Transfers between funds	-	-	158,152	(145,127)	(201,313)	(308,380)	(259,645)	1,090,689
Redemptions (notes 2, 3, and 4)	-	-	(136,845)	(29,381)	(196,106)	(90,497)	(3,275,725)	(773,725)
Adjustments to maintain reserves	(3)	(3)	(11)	-	(1)	8	(6)	17

Net equity transactions	(3)	(3)	21,296	(174,313)	(397,420)	(398,869)	(255,673)	319,381

Net change in contract owners’ equity	4,267	2,605	(11,351)	(130,351)	(114,964)	(189,742)	(260,914)	312,956
Contract owners’ equity at beginning of period	34,082	31,477	889,094	1,019,445	1,324,528	1,514,270	548,562	235,606

Contract owners’ equity at end of period	$38,349	34,082	877,743	889,094	1,209,564	1,324,528	287,648	548,562

CHANGE IN UNITS:
Beginning units	785	785	23,915	28,711	65,934	88,458	35,108	14,919
Units purchased	-	-	4,582	5	15,498	311	222,497	72,857
Units redeemed	-	-	(4,068)	(4,801)	(34,594)	(22,835)	(238,953)	(52,668)

Ending units	785	785	24,429	23,915	46,838	65,934	18,652	35,108

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF		AMCG
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(38,294)	(9,457)	(35,860)	(26,779)
Realized gain (loss) on investments	447,346	203,707	174,997	40,642
Change in unrealized gain (loss) on investments	588,609	(105,120)	(121,535)	592,780
Reinvested capital gains	320,950	445,590	286,135	103,889

Net increase (decrease) in contract owners’ equity resulting from operations	1,318,611	534,720	303,737	710,532

Equity transactions:
Purchase payments received from contract owners (note 4)	17,259	4,081	8,218	6,681
Transfers between funds	138,423	(39,002)	205,458	(29,850)
Redemptions (notes 2, 3, and 4)	(524,064)	(231,830)	(367,316)	(95,036)
Adjustments to maintain reserves	(18)	551	(15)	489

Net equity transactions	(368,400)	(266,200)	(153,655)	(117,716)

Net change in contract owners’ equity	950,211	268,520	150,082	592,816
Contract owners’ equity at beginning of period	6,586,030	6,317,510	2,536,555	1,943,739

Contract owners’ equity at end of period	$7,536,241	6,586,030	2,686,637	2,536,555

CHANGE IN UNITS:
Beginning units	66,503	69,464	122,470	129,615
Units purchased	2,448	74	10,585	598
Units redeemed	(5,680)	(3,035)	(16,691)	(7,743)

Ending units	63,271	66,503	116,364	122,470

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-A (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)*

MFS(R) Variable Insurance Trust - MFS Total Return Series: Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)*

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2021.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 1.40%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually, or a one-time charge up to $50
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $3,422,923 and $71,987, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$30,646,515	$-	$-	$30,646,515

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$133,029	$211,283
FEIP	4,964	532
FGP	3,607,074	4,520,864
MTRS	2,434	517
GBF	182,638	158,372
NVOLG1	349,597	736,334
SAM	3,413,267	3,674,175

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

TRF	616,897	702,523
AMCG	493,411	396,695

	$8,803,311	$10,401,295

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2021	1.30%	57,277	$29.67	$1,699,211	0.72%	14.27%
2020	1.30%	62,497	25.96	1,622,629	1.14%	11.06%
2019	1.30%	71,711	23.38	1,676,371	1.55%	18.29%
2018	1.30%	81,714	19.76	1,614,794	1.41%	-5.09%
2017	1.30%	86,522	20.82	1,801,469	1.54%	12.43%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	1.40%	553	73.68	40,745	1.92%	23.15%
2020	1.40%	553	59.83	33,087	1.85%	5.20%
2019	1.40%	553	56.87	31,451	2.04%	25.66%
2018	1.40%	553	45.26	25,029	2.30%	-9.58%
2017	1.40%	553	50.06	27,682	1.74%	11.32%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	1.30%	93,929	171.57	16,115,434	0.00%	21.61%
2020	1.30%	119,300	141.08	16,830,773	0.07%	42.02%
2019	1.30%	126,346	99.33	12,550,477	0.26%	32.57%
2018	1.30%	137,176	74.93	10,278,708	0.24%	-1.47%
2017	1.30%	148,107	76.05	11,263,837	0.22%	33.38%
MFS(R) Variable Insurance Trust - MFS Total Return Series: Initial Class (MTRS)
2021	1.40%	785	48.85	38,349	1.81%	12.52%
2020	1.40%	785	43.42	34,082	2.31%	8.28%
2019	1.40%	785	40.10	31,477	2.36%	18.70%
2018	1.40%	785	33.78	26,519	2.22%	-6.94%
2017	1.40%	785	36.30	28,496	2.37%	10.73%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	1.30%	24,429	35.93	877,743	1.63%	-3.35%
2020	1.30%	23,915	37.18	889,094	2.01%	4.70%
2019	1.30%	28,711	35.51	1,019,445	2.04%	4.89%
2018	1.30%	36,725	33.85	1,243,218	2.14%	-1.35%
2017	1.30%	39,083	34.32	1,341,174	2.06%	0.76%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	1.30%	46,838	25.82	1,209,564	0.46%	28.55%
2020	1.30%	65,934	20.09	1,324,528	1.27%	17.35%
2019	1.30%	88,458	17.12	1,514,270	1.70%	35.83%
2018	1.30%	101,002	12.60	1,272,918	0.83%	-2.56%
2017	1.30%	94,046	12.93	1,216,459	0.58%	25.66%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.30%	18,652	15.42	287,648	0.00%	-1.30%
2020	1.30%	35,108	15.62	548,562	0.15%	-1.06%
2019	1.30%	14,919	15.79	235,606	1.76%	0.46%
2018	1.30%	12,853	15.72	202,053	1.40%	0.07%
2017	1.30%	14,484	15.71	227,544	0.37%	-0.88%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	1.30%	63,271	118.36	7,488,454	0.77%	20.30%
2020	1.30%	66,503	98.38	6,542,887	1.15%	8.92%
2019	1.30%	69,464	90.33	6,274,523	1.13%	27.63%
2018	1.30%	78,432	70.78	5,550,984	1.06%	-1.31%

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2017	1.30%	87,042	71.71	6,242,217	1.00%	18.96%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	1.30%	116,364	22.77	2,649,906	0.00%	11.52%
2020	1.30%	122,470	20.42	2,500,785	0.00%	38.16%
2019	1.30%	129,615	14.78	1,915,642	0.00%	31.02%
2018	1.30%	144,040	11.28	1,624,777	0.00%	-7.63%
2017	1.30%	154,150	12.21	1,882,425	0.00%	23.67%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.